September 13, 2005
DREYFUS PREMIER NATURAL LEADERS FUND (A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)
Supplement to Prospectus Dated February 1, 2005

The following information supplements and supersedes any contrary information contained in the Prospectus under the caption "Management":

Alexander S. Marshall is the fund's primary portfolio manager. Mr. Marshall had been the fund’s co-primary portfolio manager since June 2005. He is an equity research analyst at The Boston Company Asset Management, LLC, a Dreyfus affiliate, where he has been employed since 1998. He also has been employed by Dreyfus since May 2005.

September 13, 2005
DREYFUS PREMIER NATURAL LEADERS FUND (A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)
Supplement to Statement of Additional Information Dated September 1, 2005

The following information supersedes and replaces any contrary information contained in the section of the Fund’s Statement of Additional Information entitled “Portfolio Management”:

Dreyfus Premier Natural Leaders Fund’s portfolio managers are Alexander S. Marshall and George C. Saffaye.